Income Taxes (Details) - Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts [Abstract]
Book income (loss) from operations			$ (1,296,987)	$ (615,894)
Common stock issued for services			286,594	421,024
Impairment expense			457,976
Unused operating losses			552,417	194,870
Income tax expense